Disposal of Subsidiary - Schedule of Discontinued Operations (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Discontinued Operations [Abstract]
Total current assets	$ 2,513
Total other assets	1,406
Total assets	3,919
Total current liabilities	33,201
Total net assets	(29,282)
Total consideration	(1)
Exchange rate effect	4,183
Gain on disposal	$ (25,098)